Related Party Transactions - Additional Information (Details) - USD ($)		1 Months Ended	10 Months Ended
	Mar. 08, 2021	Apr. 30, 2021	Dec. 31, 2021	Dec. 19, 2021	May 28, 2021
Related Party Transaction [Line Items]
Stock issued during the period value for services			$ 25,000
Proceeds from related party debt			$ 250,000
Founder Share [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding					750,000
Common Class B [Member] | Founder Share [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding	750,000		750,000
Common Class A [Member]
Related Party Transaction [Line Items]
Temporary Equity, Shares Outstanding			23,000,000
Sponsor [Member] | Founder Share [Member] | Non RedemptionAgreement [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture and cancellation				965,728
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value	$ 300,000
Proceeds from related party debt		$ 250,000
Sponsor [Member] | Working capital loans [Member]
Related Party Transaction [Line Items]
Working capital loans convertible into equity value			$ 2,000,000
Debt instrument conversion price per share			$ 10.00
Sponsor [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction amount payable per month for office space administration and support services			$ 10,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services	5,750,000
Stock issued during the period value for services	$ 25,000
Percentage of the common stock issued and outstanding	20.00%		20.00%
Sponsor [Member] | Common Class A [Member] | Founder Share [Member] | Non RedemptionAgreement [Member]
Related Party Transaction [Line Items]
Shares forfeited and cancelled and concurrent issuance of an equivalent stock			0